Income Taxes - Items Not Resulting in a Deferred Tax Asset (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	€ 1,078	€ 1,124	€ 1,058
Deductible temporary differences	587	538	509
Unused tax credits	43	45	72
Deferred tax liability for undistributed profits of subsidiaries not recognized	18,370	17,410
United States
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	264	187	213
Not expiring
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	572	688	575
Unused tax credits	26	28	54
2021
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	25	63	7
Expiring after the following year
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	481	373	476
Unused tax credits	€ 17	€ 17	€ 18